Net interest income	3 Months Ended
Jun. 30, 2020
Disclosure Net Interest Income [Line Items]
Disclosure Net Interest Income Explanatory

Note 3 Net interest income

	For the quarter ended			Year-to-date
USD million	30.6.20	31.3.20	30.6.19	30.6.20	30.6.19
Net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income
Interest income from loans and deposits[1]	1,633	1,870	2,070	3,504	4,099
Interest income from securities financing transactions[2]	202	367	545	569	1,044
Interest income from other financial instruments measured at amortized cost	87	89	83	176	179
Interest income from debt instruments measured at fair value through other comprehensive income	35	17	27	52	52
Interest income from derivative instruments designated as cash flow hedges	178	113	29	290	55
Total interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	2,135	2,457	2,755	4,591	5,429
Interest expense on loans and deposits[3]	606	893	1,228	1,499	2,365
Interest expense on securities financing transactions[4]	224	219	324	443	612
Interest expense on debt issued	256	267	404	523	860
Interest expense on lease liabilities	26	27	30	53	60
Total interest expense from financial instruments measured at amortized cost	1,112	1,406	1,986	2,519	3,898
Total net interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	1,022	1,051	769	2,073	1,531
Net interest income from financial instruments measured at fair value through profit or loss
Net interest income from financial instruments at fair value held for trading	244	202	327	446	762
Net interest income from brokerage balances	182	137	43	318	120
Net interest income from securities financing transactions at fair value not held for trading[5]	18	33	27	51	57
Interest income from other financial instruments at fair value not held for trading	153	202	233	355	453
Interest expense on other financial instruments designated at fair value	(244)	(311)	(396)	(555)	(819)
Total net interest income from financial instruments measured at fair value through profit or loss	354	262	234	616	573
Total net interest income	1,376	1,313	1,003	2,689	2,104
1 Consists of interest income from cash and balances at central banks, loans and advances to banks and customers, and cash collateral receivables on derivative instruments, as well as negative interest on amounts due to banks, customer deposits, and cash collateral payables on derivative instruments. 2 Includes interest income on receivables from securities financing transactions and negative interest, including fees, on payables from securities financing transactions. 3 Consists of interest expense on amounts due to banks, cash collateral payables on derivative instruments, customer deposits, and funding from UBS Group AG and its subsidiaries, as well as negative interest on cash and balances at central banks, loans and advances to banks, and cash collateral receivables on derivative instruments. 4 Includes interest expense on payables from securities financing transactions and negative interest, including fees, on receivables from securities financing transactions. 5 Includes interest expense on securities financing transactions designated at fair value.